SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Number of options (in thousands)
Outstanding at December 31, 2012	1,670
Granted	68
Exercised	(50)
Cancelled or forfeited	(41)
Outstanding at June 30, 2013	1,647
Exercisable at June 30, 2013	1,257
Vested and expected to vest at June 30, 2013	1,620
Weighted average exercise price (per share)
Outstanding at December 31, 2012	$ 2.44
Granted	$ 6.47
Exercised	$ 2.29
Cancelled or forfeited	$ 4.51
Outstanding at June 30, 2013	$ 2.56
Exercisable at June 30, 2013	$ 2.31
Vested and expected to vest at June 30, 2013	$ 2.55
Weighted-average remaining contractual term (in years)
Outstanding at June 30, 2013	2 years 8 months 27 days
Exercisable at June 30, 2013	2 years 2 months 5 days
Vested and expected to vest at June 30, 2013	2 years 8 months 16 days
Aggregate intrinsic value
Outstanding at June 30, 2013	$ 5,700
Exercisable at June 30, 2013	4,719
Vested and expected to vest at June 30, 2013	$ 5,638
Weighted average fair value of options granted	$ 3.8